[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21339
MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY	10020
(Address of principal executive offices)	(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	7/31/06

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Money Market Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2006 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Certificates of Deposit (4.7%)
Banking (1.2%)
Wells Fargo Bank NA
4.80%, 1/17/07		$15,000	$15,000
4.84%, 1/30/07		12,500	12,499
4.90%, 2/1/07		25,000	25,000
			52,499
International Banks (3.5%)
Norinchukin Bank/New York
5.31%, 8/7/06		10,000	10,000
5.34%, 8/8/06		125,000	125,000
Skandinaviska Enskilda Banken
5.28%, 9/13/06		20,000	19,996
			154,996
Total Certificates of Deposit (Cost $207,495)			207,495
Commercial Paper (43.1%)
Asset Backed — Consumer (1.6%)
Bryant Park Funding LLC
5.29%, 8/3/06	(a)	25,108	25,101
Regency Markets No. 1 LLC
5.46%, 10/20/06	(a)	15,000	14,820
Sheffield Receivables Corp.
5.28%, 8/7/06	(a)	30,000	29,974
			69,895
Asset Backed — Corporate (13.0%)
Atlantis One Funding Corp.
5.32%, 8/7/06	(a)	100,000	99,911
5.41%, 12/15/06	(a)	25,000	24,499
Corporate Asset Funding Co.
5.40%, 9/8/06	(a)	50,000	49,717
5.41%, 9/12/06	(a)	10,000	9,937
Davis Square Funding V Corp.
5.42%, 9/15/06	(a)	22,000	21,852
Kaiserplatz Funding, LLC
5.33%, 8/4/06 - 8/7/06	(a)	165,000	164,880
5.43%, 9/25/06	(a)	50,000	49,588
KLIO II Funding Ltd.
5.35%, 8/18/06	(a)	15,000	14,962
5.40%, 8/24/06	(a)	32,000	31,890
5.41%, 8/25/06	(a)	50,000	49,820
Nieuw Amsterdam Receivables Corp.
5.32%, 8/1/06	(a)	26,886	26,886
5.48%, 12/18/06	(a)	29,450	28,840
			572,782
Asset Backed — Diversified (2.3%)
Corporate Receivable Corp.
5.40%, 9/13/06	(a)	30,000	29,808
5.42%, 9/21/06	(a)	40,000	39,695
Fairway Finance

1

5.35%, 8/1/06	(a)	31,013	31,013
			100,516
Asset Backed — Mortgage (1.9%)
Sydney Capital Corp.
5.28%, 9/12/06		10,000	9,939
5.34%, 8/2/06		35,000	34,995
5.41%, 8/18/06		40,000	39,898
			84,832
Asset Backed — Securities (11.1%)
Amstel Funding Corp.
4.79%, 8/14/06	(a)	15,000	14,974
4.85%, 8/30/06	(a)	10,000	9,961
5.06%, 10/6/06	(a)	30,000	29,724
5.20%, 11/14/06	(a)	32,500	32,015
Beta Finance, Inc.
5.13%, 10/25/06	(a)	25,500	25,195
Cancara Asset Securitization Ltd.
5.36%, 8/8/06	(a)	1,000	999
CC USA, Inc.
4.82%, 8/21/06	(a)	20,000	19,947
5.11%, 10/24/06	(a)	20,000	19,764
Curzon Funding LLC
5.02%, 9/29/06		15,000	14,878
5.30%, 11/29/06		30,000	29,479
5.40%, 9/15/06	(a)	25,000	24,832
Golden Fish LLC
5.31%, 8/7/06	(a)	20,000	19,982
5.33%, 8/3/06	(a)	58,346	58,329
Grampian Funding LLC
4.91%, 9/12/06	(a)	20,000	19,886
4.93%, 9/18/06	(a)	20,000	19,869
5.12%, 10/25/06	(a)	23,800	23,513
5.16%, 11/3/06	(a)	35,000	34,535
5.21%, 11/17/06	(a)	30,000	29,539
Solitaire Funding LLC
5.31%, 12/7/06		20,000	19,630
5.30%, 8/7/06	(a)	40,000	39,965
			487,016
Banking (1.8%)
Bank of America Corp.
4.69%, 8/1/06		20,000	20,000
4.84%, 8/28/06		20,000	19,928
Citigroup Funding, Inc.
5.14%, 10/24/06		42,000	41,502
			81,430
Insurance (0.7%)
Irish Life & Permanent Plc
5.39%, 12/14/06	(a)	30,000	29,405
International Banks (4.0%)
Barclays US Funding Corp.
5.15%, 8/24/06		35,000	34,885
KBC Finance Products International Ltd.
5.17%, 11/9/06		25,000	24,646
Natexis Banques Populaires US Finance Co., LLC
5.31%, 11/20/06		100,000	100,000
Swedbank, Inc.

2

5.10%, 10/24/06		15,400	15,219
			174,750
Investment Bankers/Brokers/Services (6.7%)
Bear Stearns Co., Inc.
5.38%, 10/31/06 - 11/28/06		175,000	175,000
Goldman Sachs Group, Inc.
4.81%, 10/30/06		18,500	18,280
Lehman Brothers Holdings
5.36%, 11/8/06		100,000	100,000
			293,280
Total Commercial Paper (Cost $1,893,906)			1,893,906
Corporate Notes (11.1%)
Asset Backed — Securities (2.4%)
CC USA, Inc.
4.75%, 11/13/06	(a)	15,000	15,000
5.31%, 7/18/07	(a)(b)	45,000	44,991
Links Finance LLC
5.00%, 3/12/07	(a)	15,000	15,000
5.17%, 3/16/07	(a)	15,000	14,999
5.37%, 5/2/07	(a)	15,000	15,000
			104,990
Banking (1.1%)
Wells Fargo & Co.
5.47%, 9/15/06	(b)	50,000	49,998
Diversified Financial Services (2.5%)
General Electric Capital Corp.
5.37%, 8/17/06		110,200	110,215
International Banks (1.9%)
Australia & New Zealand Bank
5.40%, 12/22/06	(a)	25,000	25,000
Royal Bank of Canada
5.32%, 3/1/07-3/30/07	(a)	60,000	59,995
			84,995
Investment Bankers/Brokers/Services (3.2%)
Goldman Sachs Group, Inc.
5.43%, 3/6/07 - 8/7/06		140,000	140,000
Total Corporate Notes (Cost $490,198)			490,198
Extendible Notes (10.7%)
International Banks (8.8%)
Banque Federative du Credit Mutuel
5.36%, 7/13/11	(a)(b)	125,000	125,000
Commonwealth Bank of Australia
5.37%, 8/24/10		50,000	50,000
Royal Bank of Scotland
5.38%, 4/21/10	(a)	135,000	135,000
Societe Generale
5.32%, 2/2/07 - 4/2/07	(a)	75,000	74,998
			384,998
Investment Bankers/Brokers/Services (1.9%)
Merrill Lynch & Co., Inc.
5.35%, 9/15/10		50,000	50,000
5.60%, 11/9/06		35,000	35,023
			85,023
Total Extendible Notes (Cost $470,021)			470,021

3

Floating Rate Notes (9.9%)
Asset Backed — Securities (8.2%)
Beta Finance, Inc.
5.31%, 9/18/06	(a)(b)	50,000	50,000
5.32%, 8/11/06	(a)(b)	50,000	50,000
5.35%, 3/29/07	(a)(b)	20,000	20,006
CC USA, Inc.
5.31%, 5/17/07	(a)(b)	100,000	99,992
Links Finance LLC
5.30%, 4/30/07	(a)(b)	80,000	79,996
5.34%, 2/15/07	(a)(b)	60,000	60,001
			359,995
Investment Bankers/Brokers/Services (1.7%)
Bank of America Corp.
5.39%, 12/31/49	(b)	75,000	75,000
Total Floating Rate Notes (Cost $434,995)			434,995
Time Deposit (1.7%)
International Banks (1.7%)
Calyon NA Co.
5.31%, 8/1/06	(b)	75,000	75,000
Total Time Deposit (Cost $75,000)			75,000
Repurchase Agreements (18.9%)
Banc of America Securities LLC, 5.28%, dated 7/31/06, due 8/1/06, repurchase price $199,124: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.00%, due 3/1/35, valued at $203,007.		199,095	199,095
Banc of America Securities LLC, 5.31%, dated 7/31/06, due 8/1/06, repurchase price $105,015: fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Ticonderoga &Ticonderoga, due 8/30/06, Westpac Banking, due 10/30/06, valued at $107,100.		105,000	105,000
Bear Stearns Cos, Inc., 5.33%, dated 7/31/06, due 8/1/06, repurchase price $100,015: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Conventional Pool: 4.65% to 8.50%, due 5/1/10 to 6/1/36; Federal Home Loan Mortgage Corp., Gold Pool: 5.00% to 6.50%, due 7/1/26 to 8/1/36, valued at $102,001.		100,000	100,000

CS First Boston LLC, 5.32%, dated 7/31/06, due 8/1/06, repurchase price $100,015: fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: CPBETBK, due 10/06/06, ANT, due 8/04/06, Aquinas Funding LLC, due 9/25/06, ABS Bank Ltd., due 9/14/06, Beta Finance, Inc., due 8/23/06 to 10/12/06, Corporate Asset Funding Co. Inc., due 9/12/06 to 9/13/06, Carrera Capital Finance LLC, due 8/21/06 to 9/29/06, CBA Delaware Finance, Inc., due 8/21/06, Ciesco LLC, due 9/8/06, EVVLF USA LLC, due 8/2/06 to 10/19/06, General Electric Corp., due 10/26/06, IXIS Financial Products, Inc., due 1/4/07, Nestle Capital Corp., due 9/19/06, Nordea North America, Inc., due 9/5/06 to 9/11/06, Old Line Funding LLC, 8/23/06, Quebec DTC, due 10/20/06, Wal-Mart Stores, Inc., due 8/3/06 to 8/7/06, valued at $102,005.

		100,000	100,000

4

Goldman Sachs & Co., 5.31%, dated 7/31/06, due 8/1/06, repurchase price $62,009: fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: KKR Atlantic, due 8/28/06, Skanding ENS Banken, due 7/19/07, valued at $63,240.	62,000	62,000
Lehman Brothers, Inc., 5.35%, dated 7/31/06, due 8/1/06, repurchase price $55,008: fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Cancara Asset Securitization LLC, due 8/2/06, valued at $56,100.	55,000	55,000

Merrill Lynch & Co., 5.34%, dated 7/31/06, due 8/1/06, repurchase price $135,020: fully collateralized by corporate and government securities at the date of this Portfolio of Investments as follows: Abbott Laboratories, 5.60%, due 5/15/11; Bank of America Corp., 3.25%, to 4.88%, due 1/15/08 to 1/15/13; Bank One NA/Chicago IL, 3.70%, due 1/15/08; Citigroup Capital II, 7.75%, due 12/1/36; Citigroup, Inc., 5.00% to 7.25%, due 10/1/10 to 10/31/33; Eli Lilly & Co., 6.77%, due 1/1/36; FIA Credit Services NA, 7.13%, due 11/15/12; Fifth Third Bank, 2.87%, due 8/10/09; Home Depot, Inc., 4.63%, due 8/15/10; Illinois Tool Works, Inc., 5.75%, due 3/1/09; Lasmo USA, Inc., 7.30%, due 11/15/27; Merck & Co., Inc., 4.75%, due 3/1/15; Monumental Global Funding III, 5.20%, due 1/30/07; Pacific Life Global Funding, 3.75%, due 1/15/09; Protective Life Secured Trusts, 6.05%, due 9/10/14; Province of Manitoba Canada, 8.88%, due 9/15/21; UBS Preferred Funding Trust I, 8.62%, due 10/01/49; Wells Fargo & Co., 4.95%, to 5.00%, due 10/16/13 to 11/15/14, Valued at $137,703.

	135,000	135,000
Wachovia Cap Market LLC, 5.36%, dated 7/31/06, due 8/1/06, repurchase price $75,011: fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Duke Funding High Grade, due 8/14/06 to 8/30/06, Atlas Capital Funding Ltd., due 9/1/06 to 10/20/06, Rabobank USA FINL, due 8/1/06, valued at $76,500.	75,000	75,000
Total Repurchase Agreements (Cost $831,095)		831,095
Total Investments (100.1%) (Cost $4,402,710)		4,402,710
Liabilities in Excess of Other Assets (-0.1%)		(5,345)
Net Assets (100%)		$4,397,365

(a)	144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2006.

5

Prime Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2006 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Certificates of Deposit (1.7%)
Banking (1.7%)
HSBC USA, Inc.
5.35%, 8/15/07	$ (b)	130,000	$130,000
Wells Fargo Bank NA
4.80%, 1/17/07		65,000	65,000
4.84%, 1/30/07		67,500	67,494
Total Certificates of Deposit (Cost $262,494)			262,494
Commercial Paper (49.4%)
Asset Backed — Consumer (4.9%)
Barton Capital LLC
5.30%, 8/1/06	(a)	31,685	31,685
Regency Markets No. 1 LLC
5.46%, 10/20/06	(a)	30,000	29,640
Sheffield Receivables Corp.
5.28%, 8/7/06	(a)	95,800	95,716
5.31%, 8/1/06	(a)	434,047	434,047
Three Rivers Funding
5.29%, 8/1/06	(a)	155,198	155,198
			746,286
Asset Backed — Corporate (16.5%)
Atlantis One Funding Corp.
5.20%, 11/15/06	(a)	70,000	68,945
5.32%, 8/4/06	(a)	250,000	249,889
5.43%, 12/15/06	(a)	111,521	109,281
Ciesco LLC
5.40%, 9/12/06	(a)	50,000	49,687
Corporate Asset Funding LLC
5.31%, 8/9/06	(a)	100,000	99,882
5.41%, 9/12/06 - 9/14/06	(a)	75,700	75,211
Davis Square Funding IV Corp.
5.08%, 8/2/06	(a)	20,000	19,997
5.32%, 8/4/06	(a)	145,000	144,936
5.38%, 8/1/06		68,000	68,000
5.42%, 9/15/06	(a)	82,000	81,449
5.44%, 9/18/06		31,367	31,141
Kaiserplatz Funding, LLC
5.33%, 8/4/06-8/7/06	(a)	608,823	608,488
5.43%, 9/25/06	(a)	170,000	168,600
Klio II Funding Ltd.
5.22%, 9/1/06	(a)	25,000	24,888
5.35%, 8/18/06	(a)	160,926	160,520
5.40%, 8/23/06	(a)	125,040	124,629
5.41%, 8/25/06	(a)	150,000	149,461
5.47%, 9/28/06	(a)	67,065	66,479
Nieuw Amsterdam Receivables Corp.
5.32%, 8/1/06	(a)	58,216	58,216

1

Variable Funding Corp.
5.32%, 8/1/06	(a)	146,231	146,231
			2,505,930
Asset Backed — Diversified (1.5%)
CRC Funding LLC
5.40%, 9/13/06	(a)	40,050	39,793
5.42%, 9/21/06	(a)	60,000	59,543
Falcon Asset Securitization
5.32%, 8/1/06	(a)	70,910	70,910
5.40%, 9/14/06	(a)	52,656	52,311
			222,557
Asset Backed — Mortgage (2.1%)
Sydney Capital Corp.
5.28%, 9/12/06	(a)	34,920	34,706
5.34%, 8/2/06	(a)	119,570	119,552
5.41%, 8/18/06	(a)	160,000	159,592
			313,850
Asset Backed — Securities (17.3%)
Amstel Funding Corp.
4.71%, 8/1/06	(a)	50,000	50,000
4.79%, 8/14/06	(a)	50,000	49,914
4.85%, 8/30/06	(a)	71,594	71,315
5.06%, 10/6/06	(a)	130,000	128,806
Beta Finance, Inc.
5.13%, 10/25/06	(a)	75,000	74,102
CC USA, Inc.
4.82%, 8/18/06 - 8/21/06	(a)	79,400	79,216
5.11%, 10/24/06	(a)	55,000	54,352
5.35%, 8/1/06	(a)	63,400	63,400
Curzon Funding LLC
5.02%, 9/29/06		70,000	69,429
5.30%, 11/29/06		100,000	98,263
5.31%, 8/7/06		150,000	149,867
5.35%, 8/1/06	(a)	254,500	254,500
5.40%, 9/15/06	(a)	120,000	119,196
5.49%, 12/20/06		65,000	63,633
Dorada Finance, Inc.
5.35%, 8/1/06	(a)	49,042	49,042
Golden Fish LLC
5.26%, 8/7/06	(a)	189,755	189,589
5.31%, 8/4/06	(a)	198,689	198,601
5.32%, 8/3/06	(a)	75,000	74,978
5.34%, 8/2/06-8/9/06	(a)	110,000	109,922
5.43%, 8/29/06 - 8/30/06	(a)	146,125	145,500
Grampian Funding LLC
4.91%, 9/12/06	(a)	70,000	69,602
4.93%, 9/18/06	(a)	92,500	91,896
5.16%, 11/3/06	(a)	25,000	24,668
5.21%, 11/17/06	(a)	80,000	78,770
5.31%, 12/4/06	(a)	48,000	47,132
5.38%, 12/11/06	(a)	70,000	68,645
Solitaire Funding LLC
5.30%, 8/7/06	(a)	167,506	167,358
			2,641,696

2

Banking (2.9%)
Bank of America Corp.
4.69%, 8/1/06		150,000	150,000
4.84%, 8/28/06		105,000	104,620
5.53%, 12/15/06		60,000	58,773
Citigroup Funding, Inc.
5.09%, 10/24/06		24,700	24,410
5.14%, 10/27/06		100,000	98,774
			436,577
Investment Bankers/Brokers/Services (4.2%)
Bear Stearns & Co., Inc.
5.38%, 10/31/06 - 11/28/06		450,000	450,000
Goldman Sachs Group, Inc.
4.81%, 10/30/06		100,000	98,812
5.38%, 8/18/06	(b)	100,000	100,000
			648,812
Total Commercial Paper (Cost $7,515,708)			7,515,708
Corporate Notes (9.3%)
Asset Backed — Securities (3.4%)
CC USA, Inc.
4.75%, 11/13/06	(a)	65,000	64,999
5.31%, 7/18/07	(a)(b)	255,000	254,951
Links Finance LLC
5.00%, 3/12/07	(a)	65,000	65,000
5.17%, 3/16/07	(a)	67,500	67,496
5.37%, 5/2/07	(a)	65,000	64,998
			517,444
Banking (1.5%)
Wells Fargo & Co.
5.42%, 9/15/06	(b)	225,000	224,992
Finance — Automotive (1.0%)
Toyota Motor Credit
5.18%, 6/28/07	(b)	150,000	149,985
Insurance (0.4%)
ASIF Global Financing
5.17%, 8/11/06	(a)(b)	57,000	56,996
Investment Bankers/Brokers/Services (2.8%)
Goldman Sachs Group, Inc.
5.43%, 8/7/06 - 3/6/07		340,000	340,000
Merrill Lynch & Co., Inc.
5.18%, 5/29/07	(b)	90,000	89,970
			429,970
Major Banks (0.2%)
US Bank NA
2.87%, 2/1/07		38,000	37,591
Total Corporate Notes (Cost $1,416,978)			1,416,978
Extendible Notes (4.4%)
Diversified Financial Services (1.8%)
General Electric Capital Corp.
5.47%, 11/9/06 - 3/9/07		155,000	155,125
5.47%, 7/9/07	(b)	120,000	120,125
			275,250

3

Investment Bankers/Brokers/Services (1.6%)
Merrill Lynch & Co., Inc.
5.35%, 8/15/07	(b)	175,000	175,000
5.60%, 11/9/06	(b)	75,000	75,050
			250,050
Major Banks (1.0%)
Fifth Third Bank
5.38%, 8/23/07	(a)(b)	150,000	150,000
Total Extendible Notes (Cost $675,300)			675,300
Floating Rate Notes (20.7%)
Asset Backed — Securities (9.1%)
Beta Finance, Inc.
5.38%, 9/11/06 - 9/29/06	(a)(b)	100,000	100,001
CC USA, Inc.
5.31%, 5/18/07	(a)(b)	125,000	124,990
5.39%, 2/22/07	(a)(b)	150,000	150,030
Dorada Finance, Inc.
5.31%, 5/25/07	(a)(b)	100,000	99,992
Links Finance LLC
5.31%, 11/14/06	(a)(b)	25,000	24,999
5.32%, 3/29/07 - 7/12/07	(a)(b)	350,000	349,973
5.35%, 5/25/07	(a)(b)	100,000	99,992
5.41%, 3/1/07	(a)(b)	100,000	100,023
White Pine Finance LLC
5.31%, 10/16/06	(a)(b)	80,000	79,996
5.34%, 8/25/06 - 9/25/06	(a)(b)	260,000	259,996
			1,389,992
Banking (0.9%)
Wells Fargo & Co.
5.30%, 5/8/07		140,000	140,000
Diversified Financial Services (2.1%)
General Electric Capital Corp.
5.36%, 12/29/06	(b)	200,000	200,000
5.47%, 12/15/06	(b)	125,000	125,071
			325,071
Finance — Automotive (0.7%)
Toyota Motor Credit Corp.
5.29%, 11/6/06	(b)	100,000	100,000
Insurance (1.1%)
John Hancock Global Funding II
5.27%, 2/23/07	(a)(b)	115,550	115,616
New York Life Global Funding
5.27%, 2/26/07	(a)(b)	46,500	46,522
			162,138
Investment Bankers/Brokers/Services (3.8%)
Bank of America Corp.
5.39%, 12/31/49	(b)	273,500	273,500
Merrill Lynch & Co., Inc.
5.36%, 5/29/07	(b)	200,000	200,000
5.44%, 7/6/07	(b)	100,000	100,066
			573,566
Major Banks (3.0%)
Bank of America NA
5.32%, 4/18/07	(b)	200,000	200,000
Fifth Third Bank
5.27%, 11/6/06	(b)	105,000	104,995

4

SunTrust Bank
5.34%, 9/26/06	(b)	152,000	151,997
			456,992
Total Floating Rate Notes (Cost $3,147,759)			3,147,759
Time Deposit (6.4%)
Banking (5.3%)
PNC Bank NA
5.31%, 8/1/06		232,925	232,925
Wells Fargo & Co.
5.31%, 8/1/06		275,000	275,000
			507,925
Major Banks (1.1%)
Fifth Third Bank
4.76%, 8/1/06		160,000	160,000
5.31%, 8/1/06		300,000	300,000
			460,000
Total Time Deposit (Cost $967,925)			967,925
Repurchase Agreements (8.9%)
Bear Stearns & Co., Inc., 5.33%, dated 7/31/06, due 8/1/06, repurchase price $300,044: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.50% to 7.50%, due 4/1/13 to 8/1/36; Federal National Mortgage Association, Fixed Rate Mortgages, 4.00% to 9.50%, due 3/1/11 to 7/1/36, valued at $306,003.		300,000	300,000
Goldman Sachs Group, Inc., 5.31%, dated 7/31/06, due 8/1/06, repurchase price $255,038: fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Daimler Chrysler, Zero Coupon, due 8/30/06; Tulip Funding Corp., Zero Coupon, due 8/28/06, valued at $260,100.		255,000	255,000

5

Lehman Brothers, Inc.,
5.35%, dated 7/31/06, due 8/1/06, repurchase price $795,118: fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Amstel Funding Corp., 5.26% to 5.43%, due 9/15/06 to 10/16/06; BNP Paribas Finance, 4.81% to 5.01%, due 8/28/06 to 10/30/06; Brahms Funding Corp., Zero Coupon to 5.34%, due 8/1/06 to 8/8/06; Briarwood Trust, 4.95%, due 9/1/06 to 11/30/06; Broadhollow Funding, Zero Coupon, due 8/1/06; Buckingham, Zero Coupon, due 8/21/06; Caisse Cent Desjadi, 0.16%, due 8/16/06; Caisse Centrale, Zero Coupon, due 9/1/06; Calyon North America, 4.96%, due 10/2/06; Cancara Asset Securitization LLC, 5.32%, due 8/2/06; Carrera Capital Finance LLC, 5.46% to 5.48%, due 1/12/07 to 1/16/07; CBA Delaware Finance Inc., 5.07%, due 8/21/06; Coral Capital LLC, 0.07% to 0.11%, due 8/4/06 to 8/9/06; Coral Trust, 5.19% to 5.84%, due 9/5/06 to 1/2/07; CPANT, 5.16%, due 11/22/06; CPASJ, 5.38%, due 10/5/06; CRC Funding Corp., 0.07%, due 8/28/06; Crimson Commercial Paper Trust, Zero Coupon to 5.67%, due 10/2/06 to 12/15/06; Curzon Funding LLC, 0.01%, due 11/3/06; Danske Corp., 5.21%, due 8/1/06; Dexia Delaware, Zero Coupon, due 8/8/06; Dorada Finance, Zero Coupon, due 8/1/06; Erasmus Capital Corp., Zero Coupon to 0.08%, due 8/24/09 to 10/30/06; Eureka Securitization Plc, Zero Coupon, due 9/12/06 to 9/13/06; Fenway Funding, 0.01%, due 8/1/06; Ford Credit Auto Owner Trust, Zero Coupon to 4.81%, due 8/15/06 to 11/15/06; Fortis Funding, Zero Coupon, due 8/7/06; Freedom Park Capital, 5.36%, due 8/7/06; General Electric Capital Corp., Zero Coupon to 4.98%, due 8/15/06 to 1/02/07; Grampian Funding Ltd., Zero Coupon to 0.07%, due 8/23/06 to 12/14/06; Greyhawk Funding LLC, 5.09% to 5.28%, due 8/14/06 to 8/21/06; Harrier Financial, 5.39%, due 9/19/06; HBOS Treasury Services, 5.04% to 5.40%, due 8/7/06 to 11/1/06; IBM Capital, Inc., 5.26%, due 8/24/06; ING USA Global Funding Trust, 5.04% to 5.36%, due 8/3/06 to 10/23/06; KFW International Finance, 5.23%, due 8/16/06; Kimberly-Clark Corp., 5.22%, due 8/4/06; Kitty Hawk Inc., Zero Coupon, due 8/21/06 to 8/25/06; KKR Pacific Funding Trust, Zero Coupon, due 8/24/06; Klio II Funding, 0.07%, due 10/20/06; Lockhart Funding Corp., Zero Coupon, due 8/1/06 to 9/5/06; Mainsail II LLC, Zero Coupon, due 9/7/06; Martingale Trust, 5.04%, due 11/30/06; MBNA Credit Card, 5.41%, due 8/29/06; Northern Rock Plc, 5.39%, due 10/31/06; Novartis Finance Corp., Zero Coupon, due 8/7/06 to 8/15/06; Ocala Funding LLC, Zero Coupon, due 8/1/06 to 8/10/06; Old Line Funding LLC, Zero Coupon, due 8/1/06 to 9/7/06; Ormond Quay Funding, 5.35%, due 8/10/06; Polygram NV, Zero Coupon, due 8/14/06 to 8/23/06; Premier Asset Collateralized Entity LLC, 5.41%, due 11/27/06; Province of Saskatchewan, Zero Coupon, due 1/22/07; Rabobank Capital Funding, 4.93% to 5.34%, due 8/1/06 to 9/29/06; Ranger Funding Co., Zero Coupon to 0.02%, due 8/1/06 to 9/7/06; Scaldis Capital LLC, Zero Coupon to 0.03%, due 8/23/06 to 1/8/07; Sigma Finance, Inc., Zero Coupon, due 8/1/06; Societe Generale, 4.88% to 5.38%, due 8/2/06 to 10/11/06; Stadshypotek Delaware, Inc., Zero Coupon, due 8/18/06; Stratus Holdings Plc, Zero Coupon, due 8/1/06 to 8/18/06; Svenska Haldensbanken, Zero Coupon, due 8/28/06; Transamerica Secured Liquidity Notes, 5.35% to 5.37%, due 8/17/06 to 8/29/06; Tulip Funding Corp., 5.41%, due 8/31/06; UBS Finance Delaware, Zero Coupon to 0.05%, due 8/14/06 to 9/11/06; UBS Financial Services, Inc., Zero Coupon to 0.42%, due 8/1/06 to 9/14/06; Variable Funding Capital, 0.01%, due 8/8/06; Wal-Mart Funding Corp., Zero Coupon, due 8/1/06 to 9/12/06; Windmill Funding Corp., 5.17% to 5.36%, due 8/1/06 to 9/7/06, valued at $810,904.

	795,000	795,000
Total Repurchase Agreements (Cost $1,350,000)		1,350,000
Total Investments (100.8%) (Cost $15,336,164)		15,336,164
Liabilities in Excess of Other Assets (-0.8%)		(115,569)
Net Assets (100%)		$15,220,595

(a)	144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2006.

6

Government Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2006 (unaudited)

		Face
		Amount	Value
		(000)	(000)
U.S. Government & Agency Securities (16.1%)
Federal Farm Credit Bank
5.23%, 6/16/08 $	(b)	40,000	$39,978
5.24%, 5/15/07	(b)	15,000	14,998
5.25%, 2/12/07	(b)	30,000	29,998
5.26%, 10/6/06 - 12/28/06	(b)	65,000	64,995
5.27%, 8/18/06 - 10/6/06	(b)	44,800	44,801
5.30%, 12/29/06	(b)	30,000	29,998
5.32%, 3/22/07 - 9/21/07	(b)	30,000	29,997
Federal Home Loan Bank
2.75%, 11/15/06		4,360	4,337
3.00%, 2/5/07		2,000	1,981
3.13%, 11/15/06		1,500	1,494
3.20%, 11/29/06		11,640	11,584
3.25%, 8/11/06		2,000	1,999
4.00%, 8/11/06 - 4/5/07		3,500	3,486
4.88%, 2/13/07		1,100	1,096
4.89%, 3/5/07		22,000	21,983
5.02%, 8/10/07	(b)	25,000	24,991
5.04%, 8/2/06	(b)	25,100	25,100
5.19%, 12/13/06	(b)	20,000	19,997
5.28%, 8/21/06	(b)	25,000	24,999
5.38%, 12/29/06	(b)	20,000	19,996
Federal Home Loan Mortgage Corp.
2.05%, 1/2/07		2,718	2,679
2.25%, 12/4/06		7,275	7,206
2.38%, 2/15/07		9,840	9,687
2.43%, 3/23/07		5,000	4,913
2.75%, 8/15/06 - 10/6/06		7,525	7,503
3.00%, 9/29/06 - 12/15/06		9,413	9,379
3.13%, 9/22/06		6,800	6,785
3.75%, 4/15/07		24,500	24,210
3.80%, 12/27/06		7,000	6,975
4.23%, 8/4/06		5,000	4,998
4.88%, 3/15/07		4,275	4,270
4.91%, 11/14/06		15,970	15,745
5.12%, 12/29/06		16,000	15,666
5.13%, 4/3/07		5,000	4,831
5.29%, 5/29/07		3,000	2,873
5.30%, 6/22/07	(b)	50,000	49,985
5.35%, 12/27/06 - 7/6/07	(b)	29,000	28,988
Federal National Mortgage Association
3.25%, 12/21/06		1,500	1,490
3.50%, 12/28/06		2,600	2,585
3.63%, 3/15/07		10,000	9,888
4.00%, 2/22/07		1,025	1,016
5.18%, 4/27/07		5,000	4,814

1

5.22%, 8/8/06		5,850	5,844
5.22%, 9/7/06	(b)	10,000	10,000
Total U.S. Government & Agency Securities (Cost $660,138)			660,138
Repurchase Agreements (84.2%)
Banc of America LLC, 5.28%, dated 7/31/06, due 8/1/06, repurchase price $732,107: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Discount Notes: 0.00%, due 11/1/06; Federal Home Loan Bank, Fixed Rate Mortgages: 5.34%, due 8/19/11; Federal National Mortgage Association, Fixed Rate Mortgages: 4.13%, due 4/15/14; Federal National Mortgage Association, Conventional Pool: 5.00%, due 3/1/35, valued at $746,642.		732,000	732,000
Barclays Capital, Inc., 5.29%, dated 7/31/06, due 8/1/06, repurchase price $842,124: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 4.44%, due 2/1/34; Federal Home Loan Mortage Corp., Gold Pools: 5.00% to 6.00%, due 6/1/36 to 8/1/36; Federal National Mortgage Association, Fixed Rate Mortgages: 6.00% to 6.50%, due 5/1/36 to 7/1/36, valued at $858,840.		842,000	842,000
Bear Stearns Cos., Inc., 5.28%, dated 7/31/06 due 8/1/06, repurchase price $592,087: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 4.44% to 6.31%, due 10/1/32 to 7/1/36; Federal National Mortgage Association, Conventional Pools: 5.42% to 6.79%, due 2/1/31 to 8/1/36, valued at $603,844.		592,000	592,000
CS First Boston LLC, 5.28%, dated 7/31/06 due 8/1/06, repurchase price $262,038: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Conventional Pools: 7.50%, due 6/1/09; Federal Home Loan Mortgage Corp., Gold Pools: 4.50% to 7.50%, due 11/1/10 to 8/1/36; Federal National Mortgage Association, Conventional Pools: 4.00% to 10.50%, due 3/1/12 to 7/1/36, valued at $267,243.		262,000	262,000
Goldman Sachs Group, Inc., 5.28%, date 7/31/06 due 8/1/06, repurchase price $679,370: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 6.50%, due 4/1/29 to 8/1/34; Federal National Mortgage Association, Conventional Pools: 6.00%, due 6/1/36, valued at $692,855.		679,270	679,270
UBS Securities LLC, 5.25%, dated 7/31/06 due 8/8/06, repurchase price $40,047: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Conventional Pools: 4.50% to 5.50%, due 7/1/18 to 11/1/35, valued at $40,801.		40,000	40,000

2

UBS Securities LLC, 5.29%, dated 7/31/06 due 8/8/06, repurchase price $60,071: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 7.00%, due 9/1/31; Federal National Mortgage Association, Conventional Pools: 5.00% to 5.50%, due 4/1/34 to 11/1/35, valued at $61,203.	60,000	60,000
Wachovia Capital Market LLC, 5.28%, dated 7/31/06 due 8/1/06, repurchase price $250,037: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, Conventional Pools: 6.00%, due 10/15/32, valued at $255,000.	250,000	250,000
Total Repurchase Agreements (Cost $3,457,270)		3,457,270
Total Investments (100.3%) (Cost $4,117,408)		4,117,408
Liabilities in Excess of Other Assets (-0.3%)		(12,799)
Net Assets (100%)		4,104,609

(b)         Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2006.

3

Treasury Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2006 (unaudited)

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill (0.3%)
4.84%, 11/9/06 (Cost $99)	$100	$99
Repurchase Agreements (100.2%)
Banc of America LLC, 5.23%, dated 7/31/06, due 8/1/06, repurchase price $8,491; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 6.13%, due 8/15/07, valued at $8,660	8,490	8,490
CS First Boston LLC, 5.22%, dated 7/31/06, due 8/1/06, repurchase price $8,421; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 3.88%, due 1/15/09, valued at $8,595.	8,420	8,420
Deutsche Bank Securities, Inc., 5.23%, dated 7/31/06, due 8/1/06, repurchase price $8,492; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 3.13%, due 4/15/09, valued at $8,661	8,491	8,491
Goldman Sachs Group, Inc., 5.16%, dated 7/31/06, due 8/3/06, repurchase price $400; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 6.00%, due 8/15/09, valued at $409.	400	400
UBS Securities LLC, 5.22%, dated 7/31/06, due 8/1/06, repurchase price $8,401; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 3.13%, due 1/31/07, valued at $8,569.	8,400	8,400
Total Repurchase Agreements (Cost $34,201)		34,201
Total Investments (100.5%) (Cost $34,300)		34,300
Liabilities in Excess of Other Assets (-0.5%)		(159)
Net Assets (100%)		$34,141

1

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2006 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (100.1%)
Commercial Paper (4.6%)
Illinois Health Facilities Authority, Evanston Hospital Corp.,
Series 1988
3.72%, 10/26/06	$7,000	$7,000
Kentucky Asset Liability Commission, General Fund,
Second Series 2005 A-2
3.15%, 11/1/25	15,000	15,000
		22,000
Daily Variable Rate Bonds (4.2%)
Harris County Health Facilities Development Corp.,
TX, Methodist Hospital System, Series 2006 A
3.68%, 12/1/32	20,200	20,200
Municipal Bonds & Notes (13.4%)
Friendship Central School District, NY,
Series 2005 BANs
4.00%, 8/3/06	3,000	3,000
Gloversville City School District, NY,
Series 2005 BANs
4.50%, 9/28/06	7,800	7,814
Marlboro Central School District, NY,
Series 2006 A BANs
4.50%, 9/29/06	7,000	7,010
Maryland Community Development Administration,
Department of Housing & Community Development
Residential Notes 2005, Series F
3.12%, 11/24/06	7,000	7,000
Menomonee Falls School District, WI,
Series 2005 TRANs
4.25%, 8/24/06	11,000	11,008
Merrimack County, NH, Series 2006 TANs
4.50%, 12/28/06	2,500	2,509
Pioneer Valley Transit Authority, MA,
Series 2005 RANs
4.00%, 8/3/06	1,000	1,000
Pioneer Valley Transit Authority, MA,
Series 2006 RANs
4.50%, 8/3/07	2,500	2,512
Plainfield, NJ, Series 2005 BANs
4.75%, 9/21/06	11,780	11,805
Spartanburg County School District, SC,
Series 2005 BANs
5.25%, 11/16/06	10,000	10,060
		63,718

Put Option Bonds (6.9%)
Oklahoma Water Resources Board, State Loan,
Series 1994 A
3.38%, 9/1/23	5,835	5,835
Oklahoma Water Resources Board, State Loan,
Series 1999
3.38%, 9/1/32	3,150	3,150
Oklahoma Water Resources Board, State Loan,
Series 2003 A
3.50%, 10/1/36	9,000	9,000
Plaquemines Port Harbor & Terminal District, LA,
Chevron Pipe Line Co., Series 1984
3.85%, 9/1/08	4,700	4,700
Tulsa County Industrial Authority, OK, Capital
Improvement, Series 2003 A
3.70%, 5/15/17	10,000	10,000
		32,685
Weekly Variable Rate Bonds (71.0%)
American Public Energy Agency, NE,
Gas Supply, Series 2005 A
3.67%, 12/1/15	2,500	2,500
Atlanta, GA, Water & Wastewater, Series 2004
Floater-TRs Series 2006 K2 (FSA)
3.70%, 11/1/43	4,500	4,500
Bexar County Housing Finance Corp., TX, Multi-Family,
P-FLOATs PT-2082
3.68%, 7/20/43	1,500	1,500
Cary, NC, Series 2006
3.63%, 6/1/27	2,000	2,000
Charlotte, NC, Convention Facility, Series 2003 B, COPs
3.68%, 12/1/21	5,000	5,000
Chicago Board of Education, IL, Series 2004 D (FSA)
3.66%, 3/1/23	4,000	4,000
Colorado Health Facilities Authority, Catholic Health
Initiatives, Series 2004 B-4
3.65%, 3/1/23	1,200	1,200
Columbus Development Authority, GA, Foundation Properties Inc.,
Student Housing & Academic Facilities, Series 2005 A
3.68%, 9/1/30	5,425	5,425
DeKalb County, GA, Water & Sewerage, Series 2006 B Floaters
Series 17 (FSA)
3.68%, 10/1/35	8,500	8,500
Delaware Economic Development Authority, Archmere Academy Inc.,
Series 2006
3.67%, 7/1/36	4,250	4,250
Denver Urban Renewal Authority, CO, Stapleton Senior
Tax Increment, Series 2004 A-1 P-FLOATs PT-999
3.73%, 12/1/24	1,500	1,500
Derry Township Industrial & Commercial Development
Authority, PA, Hotel Tax Arena, Series 2000 A
3.68%, 11/1/30	10,000	10,000
Fairfax County Industrial Development Authority, VA,
Inova Health System Foundation, Series 2005 A-2
3.60%, 5/15/35	2,400	2,400
Fort Wayne, IN, Health Quest Realty X, Series 1993 A
TOBs (FHA)
3.81%, 8/1/13	1,060	1,060

Franklin County, OH, Doctors OhioHealth Corp.,
Series 2001 ROCs II-R Series 55
3.68%, 6/1/17	9,835	9,835
Glendale Heights, IL, Glendale Lakes, Series 2000
3.64%, 3/1/30	2,445	2,445
Hamilton County, OH, Twin Towers & Twin Lakes,
Series 2003 A
3.67%, 7/1/23	1,500	1,500
Harrisburg Authority, PA, School,
Series 2006 (FSA)
3.65%, 12/1/31	6,000	6,000
Holt Public Schools, MI, Refunding, Series 2002
3.65%, 5/1/30	935	935
Indiana Educational Facilities Authority, Bethel College,
Series 2004
3.64%, 2/1/34	6,040	6,040
Indiana Health Facility Financing Authority, Clarian
Health Obligated Group, Series 2000 C
3.66%, 3/1/30	2,500	2,500
Indiana Health Facility Financing Authority, Community
Health Network, Series 2005 C
3.64%, 5/1/35	7,000	7,000
Infirmary Health System Special Care Facilities Financing
Authority of Mobile, AL, Series 2006 B
3.66%, 2/1/40	2,100	2,100
Jackson County Hospital Finance Authority, MI,
W. A. Foote Memorial Hospital, Series 2005 A
3.66%, 6/1/32	2,400	2,400
Kansas City Industrial Development Authority, MO,
Kansas City Downtown Redevelopment District,
Series 2005 A (Ambac)
3.65%, 12/1/32	10,000	10,000
Kansas City Tax Increment Financing Commission, MO,
Chouteau I-35, Series 2003 A (MBIA)
3.65%, 3/1/24	7,005	7,005
Kent Hospital Finance Authority, MI, Metropolitan
Hospital, Series 2005 B
3.68%, 7/1/40	3,300	3,300
Lancaster County Hospital Authority, PA, Willow Valley
Retirement Communities, Series 2002 B (Radian)
3.68%, 12/1/07	1,350	1,350
Lehman Brothers Pooled Municipal Trust Receipts, KY,
Jefferson County Christian Church Homes,
Series 1994 Floater-TRs Series 2005 F8
3.75%, 11/15/18	5,235	5,235
Massachusetts Development Finance Agency,
Dana Hall School, Series 2004
3.65%, 6/1/34	2,500	2,500
Massachusetts Health & Educational Facilities Authority,
Cape Cod Healthcare Obligated Group, Series 2004 D
(Assured Guaranty)
3.69%, 11/15/35	5,000	5,000
Massachusetts Health & Educational Facilities Authority,
Partners HealthCare System Inc., 2003, Series D-4
3.62%, 7/1/38	3,855	3,855

Merrillville, IN, Southlake Care Center,
Series 1992 A TOBs (FHA)
3.81%, 7/1/11	495	495
Mississippi Hospital Equipment & Facilities Authority,
Baptist Memorial Health Care, Series 2004 B1
P-FLOATs PA-1276
3.69%, 9/1/24	7,100	7,100
Nevada System of Higher Education, Series 2005 B, PUTTERs
Series 1134 2005 B (Ambac)
3.68%, 7/1/13	5,285	5,285
New Castle County, DE, University Courtyard Apartments,
Series 2005
3.71%, 8/1/31	5,000	5,000
New Hampshire Health & Education Facilities Authority,
Weeks Medical Center, Series 2005 A
3.64%, 7/1/35	3,545	3,545
New York State Dormitory Authority, Mount St. Mary
College, Series 2005 (Radian)
3.72%, 7/1/35	3,000	3,000
North Carolina Capital Facilities Finance Agency,
Barton College, Series 2004
3.68%, 7/1/19	4,900	4,900
North Carolina Medical Care Commission, Firsthealth
of The Carolinas, Series 2002
3.68%, 10/1/32	2,600	2,600
North Carolina Medical Care Commission, Mission
St. Joseph’s Health System, Series 2003
3.68%, 10/1/18	4,740	4,740
North Charleston, SC, Municipal Golf Course,
Series 2003
3.71%, 5/1/24	11,100	11,100
Ohio, Common Schools, Series 2006 C
3.63%, 6/15/26	10,000	10,000
Omaha, NE, Eagle #2004001, Class A
3.69%, 4/1/26	1,000	1,000
Oregon Department of Administrative Services, COPs,
Series 2005 B ROCs II-R Series 7017 (FGIC)
3.68%, 11/1/23	2,995	2,995
Pennsylvania Turnpike Commission, 2002, Series A-1
3.66%, 12/1/30	9,100	9,100
Perry County, MS, Leaf River Forest Products Inc.,
Series 2002
3.65%, 2/1/22	6,100	6,100
Pima County Industrial Development Authority, AZ,
El Dorado Hospital, Series 2004
3.68%, 4/1/38	1,000	1,000
Pine Ridge Village/Campus Heights LLC, AZ,
Northern Arizona University, Series 2005 (FGIC)
3.67%, 6/1/33	3,000	3,000
Polk County School Board, FL,
Series 2003 A COPs (FSA)
3.63%, 1/1/28	4,600	4,600
Portsmouth, VA, Series 2005 A ROCs II-R
Series 6054 (MBIA)
3.68%, 4/1/13	3,170	3,170

Puttable Floating Option Tax-Exempt Receipt, Various States,
Series 2006 P-FLOATs EC-002
3.89%, 12/1/35	10,000	10,000
Regional Transportation Authority, IL, Refunding,
Series 2005 B
3.64%, 6/1/25	3,445	3,445
Reset Option Certificates Trust II-R, Various States,
ROCs II-R Series 8002FA
3.74%, 3/1/07	6,140	6,140
Rhode Island Convention Center Authority, Refunding
2001, Series A (MBIA)
3.65%, 5/15/27	1,255	1,255
Rhode Island Economic Development Corp.,
Airport, 2005 Series CP-FLOATs PT-2953 (MBIA)
3.68%, 7/1/23	2,145	2,145
Rhode Island Health & Educational Building Corp.,
Meeting Street Center, Series 2005
3.65%, 6/1/35	4,300	4,300
Rickenbacker Port Authority, OH, OASBO Expanded
Asset Pooled Financing, Series 2002 A ROCs II-R Series 591CE
3.69%, 7/1/26	5,620	5,620
Richmond, KY, Kentucky League of Cities Funding Trust,
Series 2006 A
3.66%, 3/1/36	7,500	7,500
Roaring Fork Municipal Products, WA, Washington
Class A Certificates, Series 2005-4 (FSA)
3.72%, 1/1/20	9,365	9,365
Saline Area Schools, MI, Series 2002 B
3.65%, 5/1/30	5,100	5,100
South Carolina Jobs - Economic Development Authority,
Oconee Memorial Hospital, Series 2005 A (Radian)
3.70%, 10/1/35	5,000	5,000
St. Joseph County, IN, Logan Community Resources,
Series 2004
3.66%, 5/1/34	6,350	6,350
Tennergy Corp., TN, Gas, Series 2006
B PUTTERs Series 1260B
3.69%, 11/1/13	10,000	10,000
Texas Water Development Board, Revolving Fund
Senior Lien, Series 2000 A P-FLOATs PT-2187
3.66%, 7/15/21	1,040	1,040
Umatilla County Hospital Facility Authority, OR,
Catholic Health Initiatives, Series 1997 B
3.66%, 12/1/24	4,100	4,100
University of Minnesota Regents, Series 1999 A
3.64%, 1/1/34	1,005	1,005
Vermont Economic Development Authority,
Wake Robin Corp., Series 2006 C
3.67%, 5/1/09	5,250	5,250
Volusia County Educational Facilities Authority, FL,
Embry-Riddle Aeronautical University, Series 2005
ROCs II-R Series 440 (Radian)
3.69%, 10/15/13	5,645	5,645

Washington Higher Education Facilities Authority, WA,
Whitman College, Series 2004
3.65%, 10/1/29	5,070	5,070
Washington State, Floater-TRs Series 2006 P23U (MBIA)
3.69%, 1/1/08	5,405	5,405
Will County, IL, University of St. Francis, Series 2005
3.72%, 12/1/25	3,500	3,500
Williamsburg, KY, Cumberland College, Series 2002
3.64%, 9/1/32	1,375	1,375
Wisconsin Health & Educational Facilities Authority,
Amery Regional Medical Center, Series 2006 A
3.67%, 5/1/36	8,000	8,000
		338,175
Total Tax-Exempt Instruments (Cost $476,778)		476,778
Total Investments (100.1%) (Cost $476,778)		476,778
Liabilities in Excess of Other Assets (-0.1%)		(295)
Net Assets (100%)		$476,483

Ambac	—	Ambac Assurance Corp.
Assured Guaranty	—	Assured Guaranty, Ltd.
BANs	—	Bond Anticipation Notes
COPs	—	Certificates of Participation
FGIC	—	Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	MBIA Insurance Corp.
P-FLOATs	—	Puttable Floating Option Tax-Exempt Receipts
Radian	—	Radian Asset Assurance Inc.
RANs	—	Revenue Anticipation Notes
ROCs	—	Reset Option Certificates
TANs	—	Tax Anticipation Notes
TOBs	—	Tender Option Bonds
TRANs	—	Tax and Revenue Anticipation Notes

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

[See General Instructions]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	September 21, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	September 21, 2006